Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, plant and equipment	10. Property, plant and equipment

The Group’s property, plant and equipment is comprised of owned assets (note 10A) and leased assets (note 10B). Property, plant and equipment is measured at cost including eligible borrowing costs less depreciation and accumulated impairment losses.
Property, plant and equipment is subject to review for impairment if triggering events or circumstances indicate that this is necessary. If an indication of impairment exists, the asset’s or cash generating unit’s recoverable amount is estimated and any impairment loss is charged to the income statement as it arises.

Owned assets
Owned assets are initially measured at historical cost. Depreciation is provided on a straight-line basis over the expected average useful lives of the assets.
Residual values and useful lives are reviewed at least annually. The review of residual values and useful lives has taken into consideration the impacts of climate change and the actions we undertake to mitigate and adapt against these climate-related risks and there is no material impact on the income statement for this year. Estimated useful lives by major class of assets are as follows:

■freehold buildings (no depreciation on freehold land)	40 years
■leasehold land and buildings	40 years (or life of lease if less)
■plant and equipment	2-20 years
Leased assets
The cost of a leased asset is measured as the lease liability at inception of the lease contract and other direct costs less any incentives granted by the lessor. The
Group has not capitalised leases which are less than 12 months or leases of low-value assets. These mainly relate to IT equipment, office equipment, furniture and fitting and other peripheral items. When a lease liability is remeasured, the related lease asset is adjusted by the same amount.
Depreciation is provided on a straight-line basis from the commencement date of the lease to the end of the lease term.

Property, plant and equipment	Notes	€ million 2024	€ million 2023
Owned assets	10A	10,259	9,377
Leased assets	10B	1,410	1,330
Total		11,669	10,707
10A. OWNED ASSETS

Movements during 2024	€ million Land and buildings	€ million Plant and equipment	€ million Total
Cost
1 January 2024	4,671	14,957	19,628
Additions through business combinations	–	1	1
Additions	319	1,421	1,740
Disposals and other movements	(116)	(1,073)	(1,189)
Hyperinflationary adjustment	223	441	664
Reclassification as held for sale	(27)	(69)	(96)
Currency retranslation	34	122	156
31 December 2024	5,104	15,800	20,904
Accumulated depreciation
1 January 2024	(1,599)	(8,652)	(10,251)
Depreciation charge for the year	(119)	(886)	(1,005)
Disposals and other movements	45	893	938
Hyperinflationary adjustment	(33)	(246)	(279)
Reclassification as held for sale	15	50	65
Currency retranslation	(26)	(87)	(113)
31 December 2024	(1,717)	(8,928)	(10,645)
Net book value 31 December 2024(a)	3,387	6,872	10,259
Includes capital expenditures for assets under construction	234	1,368	1,602
(a)Includes €556 million of freehold land.
The Group has commitments to purchase property, plant and equipment of €694 million (2023: €583 million).
10A. OWNED ASSETS continued

Movements during 2023	€ million Land and buildings	€ million Plant and equipment	€ million Total
Cost
1 January 2023	4,708	15,108	19,816
Additions through business combinations	–	1	1
Additions	280	1,222	1,502
Disposals and other movements	(96)	(766)	(862)
Hyperinflationary adjustment	29	(111)	(82)
Reclassification as held for sale	6	(13)	(7)
Currency retranslation	(256)	(484)	(740)
31 December 2023	4,671	14,957	19,628
Accumulated depreciation
1 January 2023	(1,599)	(8,801)	(10,400)
Depreciation charge for the year	(116)	(833)	(949)
Disposals and other movements	80	635	715
Hyperinflationary adjustment	6	112	118
Reclassification as held for sale	(6)	9	3
Currency retranslation	36	226	262
31 December 2023	(1,599)	(8,652)	(10,251)
Net book value 31 December 2023(a)	3,072	6,305	9,377
Includes capital expenditures for assets under construction	189	1,057	1,246
(a)Includes €471 million of freehold land.
10B. LEASED ASSETS

Movements during 2024	€ million Land and buildings	€ million Plant and equipment	€ million Total
Cost
1 January 2024	2,625	583	3,208
Additions	404	143	547
Disposals and other movements	(373)	(149)	(522)
Hyperinflationary adjustment	(4)	–	(4)
Reclassification as held for sale	(2)	(1)	(3)
Currency retranslation	56	11	67
31 December 2024	2,706	587	3,293
Accumulated depreciation
1 January 2024	(1,578)	(300)	(1,878)
Depreciation/Impairment charge for the year	(271)	(106)	(377)
Disposals and other movements	292	120	412
Reclassification as held for sale	–	1	1
Currency retranslation	(35)	(6)	(41)
31 December 2024	(1,592)	(291)	(1,883)
Net book value 31 December 2024	1,114	296	1,410

Movements during 2023	€ million Land and buildings	€ million Plant and equipment	€ million Total
Cost
1 January 2023	2,655	650	3,305
Additions through business combinations	2	–	2
Additions	365	175	540
Disposals and other movements	(307)	(216)	(523)
Hyperinflationary adjustment	(1)	–	(1)
Reclassification as held for sale	(12)	(3)	(15)
Currency retranslation	(77)	(23)	(100)
31 December 2023	2,625	583	3,208
Accumulated depreciation
1 January 2023	(1,580)	(371)	(1,951)
Depreciation/Impairment charge for the year	(292)	(109)	(401)
Disposals and other movements	245	166	411
Reclassification as held for sale	9	3	12
Currency retranslation	40	11	51
31 December 2023	(1,578)	(300)	(1,878)
Net book value 31 December 2023	1,047	283	1,330
Our leases mainly comprise of land and buildings and plant and equipment. The Group leases land and buildings for manufacturing, warehouse facilities and office space and also sublets some property. Plant and equipment includes leases for vehicles.
The Group has recognised in the income statement, a charge of €121 million (2023: €117 million) for short-term leases and €57 million (2023: €64 million) on leases for low-value assets.
During the year, the Group recognised income of €10 million (2023: €11 million) from sublet properties.
The total cash outflow relating to leases was €458 million (2023: €465 million).
Lease liabilities are shown in note 15 on pages 169 and 173.